Warrants (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 04, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Jul. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding (in Shares)		1,782,222	1,782,222	1,782,222	1,782,222		22,222	22,222
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1,760,000	1,760,000	1,760,000	1,760,000			0
Warrants and Rights Outstanding		$ 1,871,000	$ 3,200,000	$ 1,871,000	$ 3,200,000
Fair Value Adjustment of Warrants				(1,329,000)
Unrealized Gain on Securities		$ 0		$ 791,000
Revolving Credit Facility [Member] | Wells Fargo [Member]
Class of Warrant or Right [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000,000					$ 5,000,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding (in Shares)		22,222	22,222	22,222	22,222		22,222
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1,760,000		1,760,000			1.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50		$ 1.50
Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50		$ 1.50
July 30, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		800,000	800,000	800,000	800,000	800,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 3.15	$ 3.15	$ 3.15	$ 3.15	$ 3.15
Difference In Warrant Exercise Price And Market Price Per Share (in Dollars per share)						$ 0.01
Warrant Liability Based On Warrants Fair Value						$ 1,420,000
Amortization of Financing Costs		$ 195,000		$ 388,000	$ 322,000
Warrants and Rights Outstanding		872,000	$ 1,410,000	872,000	1,410,000
Fair Value Adjustment of Warrants		$ 578,000		(538,000)	$ 1,410,000
Minimum Public Offering For Warrant Provision				$ 10,000,000
Probability Of Future Private Stock Offering				25.00%	15.00%
Unrealized Gain on Securities			$ 10,000
December 4, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	960,000	960,000	960,000	960,000	960,000			0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.71	$ 2.71	$ 2.71	$ 2.71	$ 2.71
Warrant Liability Based On Warrants Fair Value	$ 1,660,000
Amortization of Financing Costs		$ 277,000		$ 553,000	$ 92,000
Warrants and Rights Outstanding		999,000	$ 1,790,000	999,000	1,790,000
Fair Value Adjustment of Warrants		$ 651,000		$ (791,000)	$ 1,790,000
Probability Of Future Private Stock Offering				0.00%	100.00%
Unrealized Gain on Securities	$ 130,000